Shareholder Report, Average Annual Return (Details) 191666_Defiance Quantum ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	88 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Defiance Quantum ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Defiance Quantum ETF NAV
Average Annual Return, Percent	36.35%	22.62%	23.41%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	14.42%	14.29%
BlueStar Quantum Computing and Machine Learning Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlueStar Quantum Computing and Machine Learning Index
Average Annual Return, Percent	37.04%	23.27%	24.04%